Other Income (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Income
Accounts payble					$ 171,000
Loss on settlement of debt	$ 0	$ 115,085	$ 0	$ 115,085	115,085	$ (80,532)
Payment to vendor related to outstanding invoices					$ 55,532